Loans Receivable and Allowance for Loan Losses	12 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Loans Receivable and Allowance for Loan Losses

Note 3 - Loans Receivable and allowance for loan losses

The loans receivable portfolio is segmented into real estate and consumer loans. Real estate loans consist of the following classes: one- to four-family real estate, multi-family real estate, commercial real estate, and construction real estate. Consumer loans consist of the following classes: second mortgage loans, equity lines of credit and passbook or certificate and other consumer loans.

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2015	2014
	(In Thousands)
Real estate:
One- to four-family	$557,301	$526,670
Multi-family	35,410	21,565
Commercial	38,838	25,156
Construction	611	553
	632,160	573,944
Consumer:
Second mortgage	7,121	8,661
Passbook or certificate	602	758
Equity lines of credit	2,556	2,255
Other loans	70	60
	10,349	11,734
Total Loans	642,509	585,678
Loans in process	(533)	(207)
Net purchase premiums, discounts, and deferred loan costs	2,583	2,107
	2,050	1,900
Total Loans, Net	$644,559	$587,578

The allowance for loan losses consists of general and unallocated components. For loans that are classified as impaired, a valuation allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component of the allowance covers pools of loans by loan class not considered impaired, as well as smaller balance homogeneous loans, such as one- to four-family real estate, construction real estate, second mortgage loans, home equity lines of credit and passbook loans. These pools of loans are evaluated for loss exposure based upon historical loss rates for each of these categories of loans, adjusted for qualitative factors to reflect current conditions. The qualitative risk factors include:

1.	Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.

2.	National, regional, and local economic and business conditions, including the value of underlying collateral for collateral dependent loans.

3.	Nature and volume of the portfolio and terms of loans.

4.	Experience, ability, and depth of lending management and staff.

5.	The quality of the Bank’s loan review system.

6.	Volume and severity of past due, classified and nonaccrual loans.

7.	Existence and effect of any concentrations of credit and changes in the level of such concentrations.

8.	Effect of external factors, such as competition and legal and regulatory requirements.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for loan loss calculation.

Note 3 - Loans Receivable and allowance for loan losses (Continued)

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating losses in the portfolio.

The evaluation of the adequacy of the allowance is based on an analysis which categorizes the entire loan portfolio by certain risk characteristics. The loan portfolio segments are further disaggregated into the following loan classes, where the risk level for each type is analyzed when determining the allowance for loan losses.

Real Estate:

1. One- to Four-Family Loans—consists of loans secured by first liens on either owner occupied or investment properties. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank has always had conservative underwriting standards and does not have sub-prime loans in its loan portfolio.

2. Multi-Family Loans—consists of loans secured by multi-family real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank believes it has always had conservative underwriting standards.

3. Commercial Loans—consists of loans secured by commercial real estate which generally involve a greater degree of risk than one- to four-family residential mortgage loans. These loans can be affected by economic conditions and the value of the underlying properties. The risk is considered relatively low as the Bank believes it has always had conservative underwriting standards. These loans are affected by economic conditions to a greater degree than one- to four-family and multi-family loans.

4. Construction Loans—consists primarily of the financing of construction of one- to four family properties or construction/permanent loans for the construction of one- to four-family homes to be occupied by the borrower. Construction loans generally are considered to involve a higher degree of risk of loss than long-term financing on improved, occupied real estate due to uncertainty of construction costs. Independent inspections are performed prior to disbursement of loan proceeds as construction progresses to mitigate these risks. These loans are also affected by economic conditions.

Consumer:

1. Second Mortgage and Equity Lines of Credit—consists of one- to four-family loans secured by first, second or third liens (when the Bank has the two other lien positions) or, in one instance, a commercial property. These loans are affected by the borrower’s continuing financial stability, and therefore are more likely to be adversely affected by job loss, divorce, illness or personal bankruptcy. The credit risk is considered slightly higher than one- to four-family first lien loans as these loans are also dependent on the value of underlying properties, but have the added risk of a subordinate collateral position.

2. Passbook or Certificate and Other Loans—consists of loans secured by passbook accounts and certificates of deposits and unsecured loans. The passbook or certificate loans have low credit risk as they are fully secured by their collateral. Unsecured loans, included in other loans, are two loans in a New Jersey loan fund and they also are considered a low credit risk.

The allowance calculation methodology includes further segregation of loan classes into risk rating categories. The borrower’s overall financial condition, repayment sources, guarantors and value of collateral, if appropriate, are evaluated when credit deficiencies arise, such as delinquent loan payments. Credit quality risk ratings include regulatory classifications of special mention, substandard, doubtful and loss. Loans classified as special mention have potential weaknesses that deserve management’s close attention. If uncorrected, the potential weaknesses may result in deterioration of the repayment prospects. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They include loans that are inadequately protected by the current sound net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans classified as doubtful have all the weaknesses inherent in loans classified substandard with the added characteristic that collection or liquidation in full, on the basis of current conditions and facts, is highly improbable. Loans classified as a loss are considered uncollectible and are charged to the allowance for loan losses. Non-classified assets are rated as pass or pass-watch. Pass-watch loans require current oversight or tracking by management generally due to incomplete documentation or monitoring due to previous delinquent status.

Note 3 - Loans Receivable and allowance for loan losses (Continued)

In addition, the Office of the Comptroller of the Currency (the “OCC”), as an integral part of its examination process, periodically reviews the Bank’s loan portfolio and the related allowance for loan losses. The OCC may require the allowance for loan losses to be increased based on its review of information available at the time of the examination.

The change in the allowance for loan losses for the years ended March 31, 2015, 2014 and 2013 is as follows:

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071
Charge-offs	(313)	—	—	—	—	—	—	(313)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	557	164	129	(1)	(3)	(1)	(128)	717
At March 31, 2015:
Total allowance for loan losses	$2,704	$350	$353	$1	$42	$—	$25	$3,475

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500
Charge-offs	(194)	(28)	—	—	—	—	—	(222)
Recoveries	16	—	—	—	—	—	—	16
Provision charged to operations	511	27	125	(3)	7	—	110	777
At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090
Charge-offs	(402)	—	—	—	—	—	—	(402)
Recoveries	50	—	—	—	—	—	—	50
Provision charged to operations	746	(6)	(6)	1	(4)	—	31	762
At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2015 and 2014.

					Second	Passbook or
	One-to-Four				Mortgage and	Certificate
	Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
March 31, 2015	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,704	350	353	1	42	—	25	3,475
Total	$2,704	$350	$353	$1	$42	$—	$25	$3,475
Loans:
Individually evaluated for impairment	$885	$784	$439	$—	$13	$—	$—	$2,121
Collectively evaluated for impairment	556,416	34,626	38,399	611	9,664	672	—	640,388
Total	$557,301	$35,410	$38,838	$611	$9,677	$672	$—	$642,509

					Second	Passbook or
	One-to-Four				Mortgage and	Certificate
	Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
March 31, 2014	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,460	186	224	2	45	1	153	3,071
Total	$2,460	$186	$224	$2	$45	$1	$153	$3,071
Loans:
Individually evaluated for impairment	$387	$208	$247	$—	$—	$—	$—	$842
Collectively evaluated for impairment	526,283	21,357	24,909	553	10,916	818	—	584,836
Total	$526,670	$21,565	$25,156	$553	$10,916	$818	$—	$585,678

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The aggregate amount of classified loan balances are as follows at March 31, 2015 and 2014:

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-family	Commercial	Construction	Equity Lines	and Other	Total
March 31, 2015	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$551,681	$34,828	$38,399	$611	$9,585	$672	635,776
Classified:
Special mention	1,008	—	—	—	19	—	1,027
Substandard	4,612	582	439	—	73	—	5,706
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$557,301	$35,410	$38,838	$611	$9,677	$672	$642,509

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-family	Commercial	Construction	Equity Lines	and Other	Total
March 31, 2014	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$520,172	$21,565	$24,909	$553	$10,848	$818	578,865
Classified:
Special mention	1,322	—	—	—	31	—	1,353
Substandard	5,176	—	247	—	37	—	5,460
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$526,670	$21,565	$25,156	$553	$10,916	$818	$585,678

The following table provides information with respect to our nonaccrual loans at March 31, 2015 and 2014. Loans are generally placed on nonaccrual status when they become more than 90 days delinquent, or when the collection of principal and, or interest become doubtful. Nonaccrual loans differed from the amount of total loans past due greater than 90 days due to some previously delinquent loans that are currently not more than 90 days delinquent which are maintained on nonaccrual status for a minimum of six months until the borrower has demonstrated the ability to satisfy the loan terms. A loan is returned to accrual status when there is sustained consecutive period of repayment performance (generally six consecutive months) by the borrower in accordance with the contractual terms of the loan, or in some circumstances, when the factors indicating doubtful collectability no longer exist and the Bank expects repayment of the remaining contractual amounts due.

	March 31,
	2015	2014
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One- to four-family	$4,555	$4,848
Multi-family	581	—
Commercial	439	247
Consumer and other loans:
Second mortgage	73	37
Total nonaccrual loans	$5,648	$5,132

During the years ended March 31, 2015, 2014 and 2013, interest income of approximately $190,000, $251,000, and $201,000, respectively, was recognized on these loans on a cash basis. Interest income that would have been recorded, had the loans been on accrual status and performing in accordance with the original terms of the contracts, amounted to approximately $265,000, $242,000, and $296,000, respectively, for the years ended March 31, 2015, 2014, and 2013.

Note 3 - Loans Receivable and allowance for loan losses (continued)

The following table provides information about delinquencies in our loan portfolio at March 31, 2015 and 2014.

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2015	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate loans:
One- to four-family	$1,289	$239	$3,262	$4,790	$552,511	$557,301
Multi-family	—	—	581	581	34,829	35,410
Commercial	—	—	439	439	38,399	38,838
Construction	—	—	—	—	611	611
Consumer and other loans:
Second mortgage and equity lines of credit	13	—	60	73	9,604	9,677
Passbook or certificate and other loans	4	—	—	4	668	672
Total	$1,306	$239	$4,342	$5,887	$636,622	$642,509

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2014	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate loans:
One- to four-family	$2,278	$914	$2,150	$5,342	$521,328	$526,670
Multi-family	—	—	—	—	21,565	21,565
Commercial	—	—	247	247	24,909	25,156
Construction	—	—	—	—	553	553
Consumer and other loans:
Second mortgage and equity lines of credit	24	—	37	61	10,855	10,916
Passbook or certificate and other loans	—	—	—	—	818	818
Total	$2,302	$914	$2,434	$5,650	$580,028	$585,678

There were no loans that are past due greater than 90 days that were accruing as of March 31, 2015 and 2014.

A loan is defined as impaired when, based on current information and events, it is probable that a creditor will be unable to collect all amounts due under the contractual terms of the loan agreement. The Company considers one- to four-family mortgage loans and consumer installment loans to be homogeneous and, therefore, does not generally evaluate them for impairment, unless they are considered troubled debt restructurings. All other loans are evaluated for impairment on an individual basis.

Note 3 - Loans Receivable and allowance for loan losses (Continued)

Impaired loans, none of which had a related allowance at or for the years ended March 31, 2015, 2014 and 2013, were as follows:

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2015	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$885	$1,058	$746	$20
Multi-family	784	810	250	12
Commercial	439	439	351	16
Consumer and other loans:
Second mortgage	13	13	4	—
Total impaired loans	$2,121	$2,320	$1,351	$48

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2014	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$387	$558	$376	$17
Multi-family	208	235	80	7
Commercial	247	247	249	12
Total impaired loans	$842	$1,040	$705	$36

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2013	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One- to four-family	$528	$718	$593	$19
Commercial	251	251	253	12
Total impaired loans	$779	$969	$846	$31

The recorded investment in loans modified in a troubled debt restructuring totaled $784,000 at March 31, 2015, of which $7,000 was 60 days or more past due. The remaining loans modified were current at the time of the restructuring and have complied with the terms of their restructure agreements at March 31, 2015. The recorded investment in loans modified in a troubled debt restructuring totaled $523,000 at March 31, 2014, of which $8,000 was 90 days or more past due. The remaining loans modified were current at the time of the restructuring and have complied with the terms of their restructure agreements at March 31, 2014. The recorded investment in loans modified in a troubled debt restructuring totaled $528,000 at March 31, 2013, of which $217,000 was 90 days or more past due. The remaining loans modified were current at the time of the restructuring and had complied with the terms of their restructure agreements at March 31, 2013. Loans that were modified in a troubled debt restructuring represent concessions made to borrowers experiencing financial difficulties. The Bank works with these borrowers to modify existing loan terms usually by extending maturities or reducing interest rates. The Bank records an impairment loss, if any, based on the present value of expected future cash flows discounted at the original loan’s effective interest rate. Subsequently, these loans are individually evaluated for impairment.

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The following table presents troubled debt restructurings by class during the periods indicated.

		Pre-restructuring	Post-restructuring
		Outstanding	Outstanding	Charge-off
	Number of	Recorded	Recorded	Recorded Upon
	Loans	Investment	Investment	Restructuring
		(Dollar In Thousands)
Year Ended March 31, 2015
One- to Four-Family Real Estate	2	$269	$274	$7
Second Mortgage Consumer Loan	1	13	13	—
Year Ended March 31, 2014
Multi-Family Real Estate	1	$237	$210	$27

There were no new troubled debt restructurings during the year ended March 31, 2013, or defaults that occurred within twelve months of restructuring during the years ended March 31, 2015, 2014 and 2013.

The Bank has granted loans to certain officers and directors of the Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2015	2014
	(In Thousands)
Balance, beginning	$907	$1,140
Loans originated	40	—
No longer associated persons	—	(159)
Collection of principal	(76)	(74)
Balance, ending	$871	$907